Financial Derivative Contracts and Hedge Accounting - Schedule of Forecasted Cash Flows by Interest Rate Risk, Fair Value Hedges (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 2,061,015	$ 2,666,521
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,236,846	2,029,773
Fair Value Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	201,193	29,342
Fair Value Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	596,281	492,891
Fair Value Hedges [Member] | 3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	471,187	211,181
Fair Value Hedges [Member] | Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value	968,185	1,296,359
Interest rate risk [member] | Fair Value Hedges [Member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(22,133)	(171,288)
Interest rate risk [member] | Fair Value Hedges [Member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	22,389	171,570
Interest rate risk [member] | Fair Value Hedges [Member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	219,331	94,600
Interest rate risk [member] | Fair Value Hedges [Member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(219,075)	265,888
Interest rate risk [member] | Fair Value Hedges [Member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(241,464)	(265,888)
Interest rate risk [member] | Fair Value Hedges [Member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	241,464	(94,318)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(5,952)	(35,905)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,208	35,905
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	12,496	9,890
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(12,240)	45,795
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(18,448)	(45,795)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,448	(9,890)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	61,036	30,759
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(61,036)	(30,477)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	191,835	66,797
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(191,835)	36,038
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(130,799)	(36,038)
Interest rate risk [member] | Fair Value Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	130,799	(66,515)
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(37,341)	(116,252)
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	37,341	116,252
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	11,437	13,343
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(11,437)	129,595
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(48,778)	(129,595)
Interest rate risk [member] | Fair Value Hedges [Member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,778	(13,343)
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(39,876)	(49,890)
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	39,876	49,890
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,563	4,570
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(3,563)	54,460
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value	(43,439)	(54,460)
Interest rate risk [member] | Fair Value Hedges [Member] | Over 6 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 43,439	$ (4,570)